CONVERTIBLE BONDS PAYABLE (Details) $ / shares in Units, ¥ in Thousands					1 Months Ended	12 Months Ended
	Jan. 29, 2016 USD ($)	Jan. 29, 2016 CNY (¥)	Dec. 30, 2015 USD ($) D item tranche $ / shares	Dec. 30, 2015 CNY (¥) D item	Nov. 30, 2017 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Jun. 05, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 $ / shares	Dec. 31, 2015	Dec. 30, 2015 CNY (¥) tranche
CONVERTIBLE BONDS PAYABLE
Debt issuance costs									¥ 203,779		¥ 134,395
Proceeds from convertible bonds						¥ 1,867,304	¥ 327,580
Gain or loss on change in fair value of derivative liability						¥ 0
Conversion of redeemable preference shares							¥ 2,311,132
Denominations for repurchase of Notes | $								$ 1
Accrued expenses
CONVERTIBLE BONDS PAYABLE
Accrued interests									¥ 3,432
ADS
CONVERTIBLE BONDS PAYABLE
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares								$ 51.58
Conversion rate per US$1,000 principal amount						19.3865
Convertible Bonds Due 2019
CONVERTIBLE BONDS PAYABLE
Number Of Investor | item			2	2
Principal amount | $			$ 250,000,000
Number of tranches | tranche			4											4
Proceeds from convertible bonds	$ 50,000,000	¥ 324,475	$ 100,000,000	¥ 648,950
Unsubscribed bonds			$ 100,000,000											¥ 648,950
Interest per annum - the "Cash Interest" (as a percent)													5.00%
Interest per annum - the "Accrued Interest" (as a percent)													5.00%
Maximum principal amount convertible to ordinary shares (as a percent)			100.00%											100.00%
Denominations for conversion of debt | $			$ 10,000,000
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares			$ 1.675262
Minimum percentage of stock price to trigger mandatory conversion			125.00%	125.00%
Premium over conversion price to trigger mandatory conversion			25.00%											25.00%
Percentage of principal amount of the original debt being converted												100.00%
Shares issued par value on conversion of convertible bonds					¥ 32
Conversion of redeemable preference shares					¥ 1,106,195
Convertible Bonds Due 2019 | Minimum
CONVERTIBLE BONDS PAYABLE
Trading days of stock price to trigger mandatory conversion | D			10	10
Convertible Bonds Due 2019 | Class A
CONVERTIBLE BONDS PAYABLE
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares												$ 1.675262
Principal amount and accrued interest converted to Class A Ordinary shares (in shares) | shares					97,870,263
Convertible Bonds due 2025
CONVERTIBLE BONDS PAYABLE
Principal amount | $										$ 300,000,000
Debt issuance costs | $										$ 8,948,000
Interest per annum (as a percent)										2.00%
Subsidiaries | Convertible Bonds Due 2019
CONVERTIBLE BONDS PAYABLE
Equity interest in a subsidiary pledged (as a percent)							100.00%						100.00%